Above / Below market acquired time charters (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Beginning at carrying amount	$ 101,574
Beginning at carrying amount	(75,659)
(Amortization) / accretion	(17,307)	$ (14,118)
(Amortization) / accretion	6,764	$ 7,247
Ending at carrying amount	84,267
Ending at carrying amount	(68,895)
Above Market Acquired Charters [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Beginning at carrying amount	101,574
(Amortization) / accretion	(17,307)
Ending at carrying amount	84,267
Below Market Acquired Charters [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Beginning at carrying amount	(75,659)
(Amortization) / accretion	6,764
Ending at carrying amount	$ (68,895)